Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options, Outstanding ,Beginning balance	1,758,315	2,068,605
Number of Options, Ending Balance		1,758,315	2,068,605
Weighted Average Exercise Price Outstanding ,Beginning balance	$ 0.0026	$ 0.0026
Weighted Average Exercise Price Outstanding, Ending balance		$ 0.0026	$ 0.0026
Employees And Directors [Member]
Number of Options, Outstanding ,Beginning balance	1,758,315	2,068,605
Number of Options, Granted
Number of Options, Exercised
Number of Options, Forfeited or expired
Number of Options, Ending Balance	1,758,315	1,758,315	2,068,605
Number of options exercisable	1,137,731	827,443
Weighted Average Exercise Price Outstanding ,Beginning balance	$ 0.0026	$ 0.0026
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised		0.0026
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Exercise Price Outstanding, Ending balance	0.0026	0.0026	$ 0.0026
Number of options exercisable	$ 0.0026	$ 0.0026